Share based compensation - Fair value of options granted that are estimated using binomial model (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based compensation
Expected dividend yield			0.00%	0.00%	0.00%
Expected terms				10 years
2021 Option Plan
Share based compensation
Risk-free rate of return	3.79%
Risk-free rate of return, minimum		1.63%	1.63%	1.20%
Risk-free rate of return, maximum		3.05%	3.83%	1.65%
Volatility	44.95%
Volatility, minimum		44.18%	44.18%	44.03%
Volatility, maximum		44.64%	45.07%	44.47%
Expected dividend yield	0.00%	0.00%
Fair value of underlying ordinary share	$ 8.02
Expected terms	10 years	10 years
2021 Option Plan | Minimum
Share based compensation
Fair value of underlying ordinary share		$ 7.57	$ 7.57	$ 6.99
2021 Option Plan | Maximum
Share based compensation
Fair value of underlying ordinary share		$ 8.02	$ 9.30	$ 7.55